BUSINESS COMBINATION (Notes)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
10.  BUSINESS COMBINATION

On February 7, 2013, we acquired Golar's 100% interest in the company that owns and operates the Golar Maria. The purchase consideration was $215 million for the vessel less the assumed bank debt of $89.5 million and the fair value of the interest rate swap liability of $3.1 million plus other purchase price adjustments of $5.5 million. The Golar Maria was delivered to its current charterer, LNG Shipping S.p.A. ("LNG Shipping"), a subsidiary of Eni S.p.A in November 2012 under a charter expiring in December 2017. The acquisition of the Golar Maria was deemed accretive to our distributions.

We accounted for the acquisition of the Golar Maria as a business combination. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired were calculated as follows:

(in thousands of $)		February 7, 2013
Purchase consideration		127,910	(1)
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	215,000
Cash	7,981
Fair value of interest rate swap	(3,096)
Long-term debt	(89,525)
Other assets and liabilities	(2,450)
Subtotal		(127,910)
Difference between the purchase price and fair value of net assets acquired		—
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(1) The cash purchase consideration of $127.9 million comprises the following:

(in thousands of $)
Cash consideration paid to Golar	125,500
Adjustment for the interest rate swap liability assumed	(3,096)
Other purchase price adjustments	5,506
127,910

Revenue and profit contributions

Since the acquisition date, the business has contributed revenues of $26.1 million and net income of $14.5 million to us for the period from February 7, 2013 to December 31, 2013.

The table below shows our comparative summarized consolidated pro forma financial information for the years ended December 31, 2013 and 2012, giving effect to our acquisition of the Golar Maria as if it had taken place on January 1, 2012.

	Unaudited	Unaudited
(in thousands of $, except per unit data)	2013	2012
Revenues	332,150	308,617
Net income	152,388	135,472
Earnings per unit (basic and diluted):
Common unitholders	$2.33	$2.52